IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Market Risk [line items]
Total VaR (one-day measure)	$ 7.2	$ 7.0	$ 13.1
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.3	5.2	7.4
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.4	8.8	8.7
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3	3.7	4.7
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	1.4	1.7
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1	3.2	7.9
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5	4.1	2.5
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(21.5)	(19.4)	(19.8)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	10.0
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.0
High [Member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.8
High [Member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.3
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
High [Member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.7
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	4.6
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1
Low [Member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.1
Low [Member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.7
Low [Member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.8	7.8	11.9	$ 7.3	$ 8.9
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5	6.6	5.3	7.1	5.9
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.9	8.0	6.4	8.5	4.1
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7	3.4	5.0	3.5	3.7
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.7	1.4	1.4	2.0
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1	3.1	2.6	3.1	2.8
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5	3.2	2.2	3.3	2.1
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (21.1)	$ (18.2)	$ (11.0)	$ (19.6)	$ (11.7)